Equity Awards and Warrants - Schedule of Assumptions (Details)	12 Months Ended
	May 31, 2023	May 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility, Minimum	99.20%	94.30%
Expected Volatility, Maximum	112.70%	122.00%
Weighted-Average Volatility	107.06%	104.89%
Expected Dividends	0.00%	0.00%
Risk-Free Rate	3.83%	1.67%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term (In years)	5 years	1 year 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term (In years)	6 years 1 month 6 days	6 years